Financial Adviser:

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Gateway Fund
Average Annual Total Returns
As of July 31, 2007

One Year 9.60%
Five Years 8.39%
Ten Years 6.45%
From January 1, 1988 9.05%

Maximum Sales Charge 0.00%
Expense Ratio * 0.95%

* As of December 31, 2006 per the current prospectus dated May 1, 2007.

Average Annual Total Returns
As of June 30, 2007

One Year 11.76%
Five Years 7.83%
Ten Years 6.75%
From January 1, 1988 9.15%

Past performance is no guarantee of future results. Performance data represents past performance and assumes the reinvestment of distributions, but does not reflect the deduction of taxes paid on distributions or on the redemption of your shares. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

Data Source: Gateway Investment Advisers, L.P.

Gateway Fund returns are net of fees and expenses. An investor may be subject to additional fees and charges if the Fund is sold through intermediaries. Gateway advises an investor to consider the investment objectives, risks, charges and expenses of the Gateway Fund carefully before investing. The Gateway Fund prospectus contains this and other information regarding the Fund.

Please call 800.354.6339 to obtain a prospectus or one is available on-line at www.gatewayfund.com. The prospectus should be read carefully before you invest or send money.

Current performance may be lower or higher than the performance data used. Gateway Fund performance data that is current to the most recent month-end is available by calling 800.354.6339 or by accessing our website at www.gatewayfund.com.

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If you have any questions regarding the Fund, please don't hesitate to contact me.

Jane Marko
Marketing
Gateway Investment Advisers, L.P.
3805 Edwards Road, Suite 600
Cincinnati, OH 45209
800.354.6339 extension 443

TO:	FINANCIAL PROFESSIONALS
FROM:	WALTER G. SALL
DATE:	AUGUST 2, 2007
SUBJECT:	JULY 2007 – GATEWAY FUND DEFENDS AS VOLATILITY INCREASES

•	HEDGING ACTIVITY HELPS MITIGATE SHARPEST STOCK MARKET MONTHLY DECLINE IN THREE YEARS: GATEWAY FUND DECLINES 1.06% FOR THE MONTH OF JULY

•	AMID RAPIDLY-INCREASING VOLATILITY AND LIQUIDITY CONCERNS, THE S&P 500 INDEX FALLS 3.10% DURING THE MONTH OF JULY

•	BOND INVESTORS SEEK A SAFE HAVEN IN HIGH-QUALITY BONDS: THE LEHMAN BROTHERS U.S. INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX INCREASES 0.95% IN JULY

•	VISIT THE GATEWAY FUND WEBSITE AT www.gatewayfund.com

	MONTH OF JULY	YEAR-TO-DATE AS OF JULY 31, 2007
GATEWAY FUND	-1.06%	4.56%
Lehman Brothers U. S. Intermediate Government/Credit Bond Index	0.95%	2.40%
S&P 500 Index	-3.10%	3.64%

MONTH OF JULY 2007

Latent fears which had existed in the capital markets for months suddenly surfaced near the end of July. After reaching an all-time high of 1553.07 on July 19, the S&P 500 Index experienced its most dramatic monthly reversal in over three years. Despite all the good economic news that propelled the market to that historic high, increasing fears, spurred by reduced bond market liquidity in lower-quality segments, unnerved equity investors. By month-end, the S&P 500 Index was down 3.10% for July. Investor concern was evident as the Chicago Board Options Exchange Volatility Index (the “VIX”) spiked to 24.17 on July 27, 2007. Since its inception in January 1990, the VIX has averaged 18.88 and, over the past three years, has exceeded 20.00 only once over a three-day stretch in June 2006. Thus, for the month of July, volatility crossed into above-average territory for just the second time in the last three years.

•	The Gateway Fund benefited from both its call and put hedging activity. These hedging benefits helped to mitigate declining stock prices as the Fund fell 1.06% for the month, net of all expenses.

•
The S&P 500 Index was shaken after its July 19 record high, as large- and medium-capitalization companies participated in its sell-off. For the month, the S&P 500 Index was down 3.10%. Fears of contagion from the sub-prime credit crisis and tightening liquidity prompted investors to unceremoniously exit the equity market, even though economic fundamentals had not deteriorated to any large extent.

Rookwood Tower 3805 Edwards Road, Suite 600 Cincinnati, Ohio 45209 513.719.1100 s Fax 513.719.1199	303 International Circle, Suite 315 Hunt Valley, Maryland 21031 513.719.1100 s 410.785.4033 Fax 410.785.0441

SUBJECT:	JULY 2007 – GATEWAY FUND DEFENDS AS VOLATILITY INCREASES
DATE:	AUGUST 2, 2007
PAGE:	TWO

•
As selling pressure gripped the equity markets, investors sought a safer haven in shorter-term bonds, particularly U. S. Treasury issues. While the Federal Reserve Board maintained a steady helm, investors expressed their concerns over declining liquidity by selling equities and turning to bonds. The Lehman Brothers U. S. Intermediate Government/Credit Bond Index delivered a total return of 0.95% for July.

•
As of July 31, 2007, the Fund was fully hedged with index call options at an average strike price of more than 2.5% out-of-the-money. The Fund owned index put options on 100% of the notional value of the portfolio, with average strike prices less than 5.0% out-of-the-money. The VIX, which is a strong influence of option prices and available cash flow, rose from 16.23 at the beginning of July to 23.52 by month-end.

YEAR-TO-DATE AS OF JULY 31, 2007

The favorable economic data that propelled the S&P 500 Index to a new all-time high in mid-July continued thereafter, but investors shifted their focus to issues of reduced bond market liquidity. Turmoil in the housing markets continued unabated with attendant failures of some high-profile hedge fund operators and mortgage-lending firms further signaling the potential for difficult times ahead.

•
The rapid ups and downs of the equity markets in 2007 have given the Gateway Fund the opportunity to benefit from higher option premiums. This showed up in July as the Fund moved ahead of the now-retreating S&P 500 Index for the year-to-date period. With the VIX more than doubling since the beginning of the year, the Fund posted a return of 4.56% for the seven-month period.

•
Benefiting from its earlier successful attempts to break into new high territory, the S&P 500 Index ended July with a seven-month total return of 3.64%. However, the last week of July sharply reduced the benefits derived from seven months of a strong market environment.

•
Bonds faltered early in the year, but rebounded sharply as a “flight to safety” enhanced the luster of these securities which, in recent years, had largely performed below historic averages. The Lehman Brothers U. S. Intermediate Government/Credit Bond Index returned 2.40% for the year-to-date ended July 31, 2007.

GOING FORWARD

Despite an extremely volatile end to July, perspectives for the remainder of 2007 are little changed since June month-end. The main difference is that in late July potential equity risks clearly began to factor into market prices and, most importantly for Gateway Fund investors, into volatility measures. The last several days in July have shown that the current market environment is very vulnerable to unsettling news.

Rookwood Tower 3805 Edwards Road, Suite 600 Cincinnati, Ohio 45209 513.719.1100 s Fax 513.719.1199	303 International Circle, Suite 315 Hunt Valley, Maryland 21031 513.719.1100 s 410.785.4033 Fax 410.785.0441

SUBJECT:	JULY 2007 – GATEWAY FUND DEFENDS AS VOLATILITY INCREASES
DATE:	AUGUST 2, 2007
PAGE:	THREE

RISK/RETURN COMPARISON January 1, 1988 — July 31, 2007
	Gateway Fund	Lehman Bros. U.S. Intermediate Government/Credit Bond Index	S&P 500 Index
Return	9.05%	6.94%	11.96%
Risk **	5.86%	3.25%	13.59%

*	average annual total return
**	annualized standard deviation of monthly total returns

AVERAGE ANNUAL TOTAL RETURNS as of July 31, 2007
	Gateway Fund	Lehman Bros. U. S. Intermediate Government/Credit Bond Index	S&P 500 Index
One Year	9.60%	5.59%	16.13%
Three Years	8.10%	3.46%	11.75%
Five Years	8.39%	4.10%	11.81%
Ten Years	6.45%	5.56%	7.77%
Since 1/1/88	9.05%	6.94%	11.96%

Maximum Sales Charge	0.00%
Expense Ratio *	0.95%

* As of December 31, 2006 per the current prospectus dated May 1, 2007.

AVERAGE ANNUAL TOTAL RETURNS as of June 30, 2007
Gateway Fund
One Year	11.76%
Three Years	8.21%
Five Years	7.83%
Ten Years	6.75%
Since 1/1/88	9.15%

Rookwood Tower 3805 Edwards Road, Suite 600 Cincinnati, Ohio 45209 513.719.1100 s Fax 513.719.1199	303 International Circle, Suite 315 Hunt Valley, Maryland 21031 513.719.1100 s 410.785.4033 Fax 410.785.0441

SUBJECT:	JULY 2007 – GATEWAY FUND DEFENDS AS VOLATILITY INCREASES
DATE:	AUGUST 2, 2007
PAGE:	FOUR

Past performance is no guarantee of future results. Performance data represents past performance and assumes the reinvestment of distributions, but does not reflect the deduction of taxes paid on distributions or on the redemption of your shares. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. At times the Gateway Fund may not own any put options, resulting in increased exposure to a market decline. Gateway Fund returns are net of fees and expenses. An investor may be subject to additional fees and charges if the Fund is sold through intermediaries.

Gateway advises an investor to consider the investment objectives, risks, charges and expenses of the Gateway Fund carefully before investing. The Gateway Fund prospectus contains this and other information regarding the Fund. Please call 800.354.6339 to obtain a prospectus or one is available on-line at www.gatewayfund.com. The prospectus should be read carefully before you invest or send money.

Current performance may be lower or higher than the performance data quoted. Gateway Fund performance data that is current to the most recent month-end is available by calling 800.354.6339 or by accessing our website at www.gatewayfund.com.

The S&P 500 Index is a widely recognized measure of performance for the U. S. stock market. The S&P 500 Index figures represent the prices of a capitalization-weighted index of 500 common stocks and assume reinvestment of all dividends paid on the stocks in the index.

The Lehman Brothers U. S. Intermediate Government/Credit Bond Index is the intermediate component of the Lehman Brothers U. S. Government/Credit Index and is a widely recognized index which features a blend of U. S. Treasury, government-sponsored (U. S. Agency and supranational), mortgage and corporate securities limited to a maturity of no more than ten years.

Data Source: Gateway Investment Advisers, L.P., Lehman Brothers Inc. and Bloomberg L.P.

Rookwood Tower 3805 Edwards Road, Suite 600 Cincinnati, Ohio 45209 513.719.1100 s Fax 513.719.1199	303 International Circle, Suite 315 Hunt Valley, Maryland 21031 513.719.1100 s 410.785.4033 Fax 410.785.0441